CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Net revenues	€ 153,508	€ 156,878		€ 189,544
Cost of revenues	155,627	136,360		151,400
Selling, general and other costs	8,967	9,299		9,541
Research and development costs	11,145	5,784		5,619
Gains/(losses) on disposal of investments	(1,839)	(98)		20
Restructuring costs	913	1,617		1,119
Share of the profit/(loss) of equity method investees	(1,271)	(33)		491
Total	(26,254)	3,687		22,376
Net financial expenses/(income)	351	(345)		(42)
Profit/(loss) before taxes	(26,605)	4,032	[1]	22,418	[1]
Tax expense/(benefit)	(4,273)	(1,488)		3,793
Net profit/(loss)	(22,332)	5,520		18,625
Net profit/(loss) attributable to:
Owners of the parent	(22,368)	5,473		18,596
Non-controlling interests	€ 36	€ 47		€ 29
Earnings/(loss) per share:
Basic earnings per share (in EUR per share)	€ (7.75)	€ 1.86		€ 5.98
Diluted earnings per share (in EUR per share)	€ (7.75)	€ 1.84		€ 5.94

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information